Patents	12 Months Ended
Oct. 31, 2022
Intangible assets and goodwill [abstract]
Patents [Text Block]

7. Patents

	As at			As at
	November 1,			October 31,
	2021	Additions	Disposals	2022
Cost	$681,288	$-	$-	$681,288
Accumulated amortization	677,411	3,877	-	681,288
Net book value	$3,877	$(3,877)	$-	$-

	As at			As at
	November 1,			October 31,
	2020	Additions	Disposals	2021
Cost	$681,288	$-	$-	$681,288
Accumulated amortization	669,411	8,000	-	677,411
Net book value	$11,877	$(8,000)	$-	$3,877

The Company holds several patents in the United States for its Multimodal Fluid Condition Sensor Platform. In prior years, the Company had negotiated with a major automotive company and a Tier 1 manufacturer for the development and commercial exploitation of this patented technology. The Company maintains that there remains significant potential value in its existing patents in terms of potential licensing agreements and royalty fees once it begins to exploit this asset class in the future.